Significant Accounting Policies - Additional Information (Details) $ in Thousands, ¥ in Millions		12 Months Ended
	Jan. 01, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2018 USD ($)
Significant Accounting Policies [Line Items]
Cash and cash equivalents and restricted cash		$ 11,619,760	$ 1,050,204	$ 155,878			$ 158,170
Cash and cash equivalents		11,608,855	1,041,008	152,718
Restricted cash		10,905	9,196	3,160
Allowance for credit losses provided for held-to-maturity debt securities		0	0
Revenue Recognition, Sales Returns, Reserve for Sales Returns		$ 33,749	$ 12,056
Percentage of sales return provision		0.20%	2.40%
Sales	$ 352,799
Advertising Expense		$ 7,688	$ 859	1,398
Defined Contribution Plan, Cost Recognized		18,243	10,809	9,884
Foreign Currency Transaction Loss, before Tax		68,026	2,554	306
Gains Losses On Intra-entity Foreign Currency Transactions Long Term Investment Nature		0	0	62
Cash and Cash Equivalents, at Carrying Value, Total		7,220,296	322,442		¥ 46,012	¥ 2,104
Due to Related Parties, current and noncurrent		6,290	12,285
Interest Rate Risk [Member]
Significant Accounting Policies [Line Items]
Due to Related Parties, current and noncurrent		6,290
Shipping and Handling [Member]
Significant Accounting Policies [Line Items]
Shipping, Handling and Transportation Costs		$ 54,885	$ 9,609	$ 7,253
Use Rights [Member] | Minimum [Member]
Significant Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life		28 years
Use Rights [Member] | Maximum [Member]
Significant Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life		50 years
Computer Software and Cloud Computing Websites [Member] | Minimum [Member]
Significant Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life		5 years
Computer Software and Cloud Computing Websites [Member] | Maximum [Member]
Significant Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life		10 years